Note 7 - Balance Sheet Disclosures - Cash and Cash Equivalent (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Bank balances	€ 29,352	€ 132,947
Deposits	1,006	0
Allowance for expected credit losses	(1)	(8)
Total	€ 30,357	€ 132,939	[1]	€ 43,264	€ 407

[1]	Certain amounts have been reclassified to conform to the 2022 presentation.